AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 23, 2011

File Nos. 333-156770 and 811-22264

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 11  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 16  ☒

THE MOTLEY FOOL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of Principal Executive Offices, Zip Code)

(703) 302-1100

(Registrant’s Telephone Number, including Area Code )

Peter E. Jacobstein
Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

 (Name and Address of Agent for Service)

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒     immediately upon filing pursuant to paragraph (b) of rule 485

☐      on (date) pursuant to paragraph (b)(1)(v) of rule 485

☐      60 days after filing pursuant to paragraph (a)(1) of rule 485

☐      on (date) pursuant to paragraph (a)(1) of rule 485

☐      75 days after filing pursuant to paragraph (a)(2) of rule 485

☐      on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 11 relates solely to the Motley Fool Epic Voyage Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Alexandria, and the Commonwealth of Virginia, on the 23rd day of November, 2011.

The Motley Fool Funds Trust

By:	/s/ Peter E. Jacobstein
Peter E. Jacobstein
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Peter E. Jacobstein
Peter E. Jacobstein	Trustee and President	November 23, 2011

/s/ Philip J. Biedronski
Philip J. Biedronski	Treasurer	November 23, 2011

Kathleen A. O’Neil*
Kathleen A. O’Neil	Trustee	November 23, 2011

Gary Langbaum*
Gary Langbaum	Trustee	November 23, 2011

Stephen L. Boyd*
Stephen L. Boyd	Trustee	November 23, 2011

* /s/ Philip J. Biedronski
Philip J. Biedronski

*                                         Attorney-in-Fact pursuant to powers of attorney for Peter Jacobstein, Kathleen O’Neil, Stephen Boyd, Gary Langbaum and Philip Biedronski dated September 14 and September 29, 2011.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase